RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2026
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

11RIGHT-OF-USE ASSETS

For the six months ended June 30, 2026, the Group entered into new lease agreements for its offices and parking space and recognized RMB105.5 million addition to right-of-use assets (six months ended June 30, 2025: RMB27.9 million).